Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from spot charters, net of commissions	$ 5,448	$ 0
Vessel revenues from time charters, net of commissions	25,745	34,607
Vessel revenues, net of commissions	$ 31,193	$ 34,607